Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Operating lease: In March 2012, the Company entered into a noncancelable lease agreement for office, research and development, and vehicle development and installation facilities with an investor of the Company. The lease term has been extended through February 29, 2022. The lease includes a rent escalation clause, and rent expense is being recorded on a straight-line basis.

Rent expense under the operating lease for the three months ended June 30, 2021 and 2020 was $58 and $55, respectively, and $135 and $113 for the six months ended June 30, 2021 and 2020, respectively.

Future minimum lease payments for this lease are as follows:

2021 (Six months)	$117
2022	39
Total	$156

Note 17. Related Party Transactions

Operating lease: In March 2012, the Company entered into a noncancelable lease agreement for office, research and development, and vehicle development and installation facilities with an investor of the Company. The lease term through February 29, 2022. The lease includes a rent escalation clause, and rent expense is being recorded on a straight-line basis.

Rent expense under the operating lease for the years ended December 31, 2020 and 2019 was $235.

Future minimum lease payments for this lease for the year ending December 31 are as follows:

2021	235
2022	39
$274